Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash on hand	€ 201	€ 881
Bank accounts	53,271	47,306
Total	€ 53,472	€ 48,187	€ 39,799